Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 14 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties:

a.	Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during the year indicated is presented below.

	Year ended December 31
	2024	2023	2022
	in USD thousands

Salaries and other short term employee benefits	799	784	737
Post-employment benefits	105	87	57
Total	904	871	794

b.	Loans from related party (see Note 10)

c.	Interest expenses on related party loan (see Note 10)

d.	Balances with related parties

	December 31	December 31
	2024	2023
	in USD thousands

Current maturities of long term loans (see Note 10)	1,011	974
Other accounts payable and accruals	217	192

e.	See Note 16b related to an agreement with a minority shareholder in one of our subsidiaries.

f.	According to an amendment to the CEO’s employment agreement, signed between Eco Wave Power Ltd. and the CEO on May 26, 2021, upon a change of control, as defined in the amendment, to the CEO’s employment agreement, the CEO will be entitled to a cash bonus of $2.0 million.